Financial Assets and Liabilities (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Securities borrowed
Gross Amounts of Recognized Assets	$ 667,970	$ 484,934
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	667,970	484,934
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	(660,393)	(477,559)
Net Amount	7,577	7,375
Securities purchased under agreements to resell
Gross Amounts of Recognized Assets	31,050	31,463
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	31,050	31,463
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	(31,050)	(31,463)
Total
Gross Amounts of Recognized Assets	1,061,140	2,146,355
Gross Amounts Offset in the Condensed Consolidated Statement of Financial Condition	(361,506)	(1,629,629)
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	699,634	516,726
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	(692,047)	(509,098)
Net Amount	7,587	7,628
Currency forwards
Trading assets, at fair value
Gross Amounts of Recognized Assets	361,506	1,629,637
Gross Amounts Offset in the Condensed Consolidated Statement of Financial Condition	(361,506)	(1,629,629)
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition		8
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Net Amount		8
Options
Trading assets, at fair value
Gross Amounts of Recognized Assets	190	321
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	190	321
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	(180)	(76)
Net Amount	10	$ 245
Interest rate swaps
Trading assets, at fair value
Gross Amounts of Recognized Assets	424
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	424
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	$ (424)